Acquisitions	6 Months Ended
Jul. 31, 2025
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2026 Acquisitions

On March 24, 2025, Descartes acquired all of the shares of 3GTMS (“3GTMS”), a leading provider of transportation management solutions. The purchase price for the acquisition was approximately $112.7 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $3.4 million with a fair value of $2.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.6 million. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before March 24, 2026.

On June 18, 2025, Descartes acquired all of the shares of PackageRoute Holdco, Inc. (“PackageRoute”), a leading provider of final-mile carrier solutions. The purchase price for the acquisition was approximately $1.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before June 18, 2026.

For the businesses acquired during fiscal 2026, we incurred acquisition-related costs of $0.1 million and $3.1 million for the three and six month periods ended July 31, 2025, respectively. The acquisition-related costs were primarily for advisory services and are included in other charges in our condensed consolidated statements of operations. During the three and six month periods ended July 31, 2025, we have recognized revenues of $6.5 million and $8.9 million, respectively, and net loss of $0.4 million and $1.1 million, respectively, from 3GTMS and PackageRoute since the date of acquisition in our condensed consolidated statements of operations.

The preliminary purchase price allocation for the businesses acquired during 2026, which has not been finalized, is as follows:

	3GTMS	Package-	Total
		Route
Purchase price consideration:
Cash, net of cash acquired related to 3GTMS ($773) and PackageRoute ($191)	112,714	1,890	114,604
Consideration payable	5	—	5
Net working capital adjustments (receivable) / payable	(123)	(1)	(124)
	112,596	1,889	114,485
Allocated to:
Current assets, excluding cash acquired	3,773	6	3,779
Deferred income tax asset	9,380	—	9,380
Other long-term assets	686	—	686
Current liabilities	(2,727)	(49)	(2,776)
Deferred revenue	(6,811)	(68)	(6,879)
Net tangible assets (liabilities) assumed	4,301	(111)	4,190

Finite life intangible assets acquired:
Customer agreements and relationships	29,000	2,000	31,000
Existing technology	30,700	—	30,700
Trade names	350	—	350
Goodwill	48,245	—	48,245
	112,596	1,889	114,485

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	3GTMS	Package-
Route
Customer agreements and relationships	10-13 years	13 years
Existing technology	6 years	N/A
Trade names	3 years	N/A

The goodwill on the 3GTMS acquisition arose as a result of the combined strategic value to our growth plan. The goodwill arising from the 3GTMS acquisition is not deductible for tax purposes.

Fiscal 2025 Acquisitions

On March 28, 2024, Descartes acquired all of the shares of OCR Services, Inc. (“OCR”), a leading provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $82.8 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $4.7 million with a fair value of $3.9 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.8 million. The purchase price was finalized in the three month period ended April 30, 2025 with no adjustments.

On April 19, 2024, Descartes acquired substantially all of the shares of Aerospace Software Developments (“ASD”), a leading provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $62.5 million (EUR 58.7 million), net of cash acquired, which was substantially paid at closing from cash on hand with the remaining $3.6 million paid in the fourth quarter of fiscal 2025. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2025 with no adjustments.

On June 10, 2024, Descartes acquired all of the shares of BoxTop Technologies Limited (“BoxTop”), a leading provider of shipment management solutions for small- to mid-sized logistics services providers. The purchase price for the acquisition was approximately $12.1 million (GBP 9.5 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2025 with no adjustments.

On September 17, 2024, Descartes acquired all of the shares of Assure Assist, Inc., doing business as MyCarrierPortal (“MCP”), a leading provider of carrier onboarding and risk monitoring solutions for the trucking industry. The purchase price for the acquisition was approximately $22.5 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based consideration of up to $6.0 million based on MCP achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $1.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. We expect to finalize the purchase price allocation on or before September 17, 2025.

On October 11, 2024, Descartes acquired all of the shares of Sellercloud LLC and certain assets of Sellercloud Europe Ltd. (collectively referred to as “Sellercloud”), a leading provider of omnichannel ecommerce solutions. The purchase price for the acquisition was approximately $110.2 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based consideration of up to $20.0 million based on Sellercloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $5.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.0 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. We expect to finalize the purchase price allocation on or before October 11, 2025.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired PackageRoute, 3GTMS, Sellercloud, MCP, BoxTop, ASD, and OCR as of February 1, 2024.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of PackageRoute, 3GTMS, Sellercloud, MCP, BoxTop, ASD, and OCR occurred at February 1, 2024, or to project our results of operations for any future period.

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024

Revenue	180,043	177,501	352,957	347,966
Net income	38,026	34,173	74,040	67,421
Earnings per share
Basic	0.44	0.40	0.86	0.79
Diluted	0.43	0.39	0.85	0.77